First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 50.9%
	Aerospace & Defense – 1.5%
7,415	General Dynamics Corp.	$2,544,976
8,102	General Electric Co.	2,299,105
4,377	Northrop Grumman Corp.	2,986,164
8,254	Woodward, Inc.	2,954,272
		10,784,517
	Air Freight & Logistics – 0.3%
16,748	Expeditors International of Washington, Inc.	2,398,816
	Automobile Components – 0.3%
21,026	Autoliv, Inc.	2,211,094
	Banks – 5.8%
18,442	1st Source Corp.	1,276,371
23,541	BancFirst Corp.	2,554,199
20,151	Bank First Corp.	2,721,594
54,230	Bank OZK	2,488,615
20,670	City Holding Co.	2,470,478
47,683	Commerce Bancshares, Inc.	2,346,004
19,709	Cullen/Frost Bankers, Inc.	2,701,710
120,392	First BanCorp	2,571,573
39,191	Hancock Whitney Corp.	2,492,156
89,837	Home BancShares, Inc.	2,419,310
37,563	International Bancshares Corp.	2,527,614
7,746	JPMorgan Chase & Co.	2,278,563
14,016	Lakeland Financial Corp.	804,238
64,583	National Bank Holdings Corp., Class A	2,529,070
56,469	OFG Bancorp	2,284,736
14,038	Park National Corp.	2,294,511
20,042	Popular, Inc.	2,689,035
14,876	Preferred Bank	1,349,104
26,553	Westamerica BanCorp	1,384,739
		42,183,620
	Beverages – 0.4%
17,388	PepsiCo, Inc.	2,700,182
	Building Products – 1.3%
37,317	A.O. Smith Corp.	2,460,683
8,502	CSW Industrials, Inc.	2,215,451
5,141	Lennox International, Inc.	2,386,092
6,412	Trane Technologies PLC	2,672,137
		9,734,363
	Capital Markets – 3.6%
5,089	Ameriprise Financial, Inc.	2,261,551
9,943	Cboe Global Markets, Inc.	2,794,679
8,601	FactSet Research Systems, Inc.	1,866,331
47,931	Federated Hermes, Inc.	2,718,167
38,808	Interactive Brokers Group, Inc., Class A	2,602,852
15,539	Raymond James Financial, Inc.	2,249,892
30,427	SEI Investments Co.	2,387,607
29,897	Stifel Financial Corp.	2,209,986
24,376	T. Rowe Price Group, Inc.	2,197,253
23,207	Tradeweb Markets, Inc., Class A	2,730,536
15,137	Virtus Investment Partners, Inc.	2,033,656
		26,052,510

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 2.4%
16,274	Balchem Corp.	$2,758,118
37,656	Cabot Corp.	2,835,874
32,269	CF Industries Holdings, Inc.	4,189,807
9,509	Ecolab, Inc.	2,529,584
5,853	Linde PLC	2,901,683
3,634	NewMarket Corp.	2,329,212
		17,544,278
	Commercial Services & Supplies – 1.0%
31,846	Brady Corp., Class A	2,587,169
13,269	Cintas Corp.	2,244,319
41,582	Rollins, Inc.	2,220,894
		7,052,382
	Construction & Engineering – 0.4%
4,078	EMCOR Group, Inc.	3,010,828
	Consumer Staples Distribution & Retail – 1.2%
4,517	Casey’s General Stores, Inc.	3,287,744
2,895	Costco Wholesale Corp.	2,884,665
22,401	Walmart, Inc.	2,783,996
		8,956,405
	Containers & Packaging – 0.7%
20,465	AptarGroup, Inc.	2,578,999
13,723	Avery Dennison Corp.	2,369,688
		4,948,687
	Diversified Consumer Services – 0.3%
2,270	Graham Holdings Co., Class B	2,399,980
	Diversified Telecommunication Services – 0.3%
83,498	Comcast Corp., Class A	2,397,228
	Electric Utilities – 0.4%
30,884	Otter Tail Corp.	2,710,689
	Electrical Equipment – 0.4%
12,157	AMETEK, Inc.	2,605,974
	Electronic Equipment, Instruments & Components – 0.6%
18,467	Amphenol Corp., Class A	2,333,305
14,310	Badger Meter, Inc.	2,180,129
		4,513,434
	Energy Equipment & Services – 0.5%
65,027	SLB Ltd.	3,341,737
	Financial Services – 2.1%
38,391	Essent Group Ltd.	2,243,570
13,679	Jack Henry & Associates, Inc.	2,161,829
4,372	Mastercard, Inc., Class A	2,184,514
85,411	MGIC Investment Corp.	2,242,039
69,345	Radian Group, Inc.	2,293,933
7,118	Visa, Inc., Class A	2,151,344
33,504	Voya Financial, Inc.	2,288,993
		15,566,222

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products – 2.3%
31,365	Cal-Maine Foods, Inc.	$2,482,540
53,671	General Mills, Inc.	1,997,635
13,715	Hershey (The) Co.	2,851,211
22,633	Ingredion, Inc.	2,549,834
27,616	J&J Snack Foods Corp.	2,189,120
15,179	Marzetti (The) Company	2,099,711
46,364	Mondelez International, Inc., Class A	2,672,421
		16,842,472
	Ground Transportation – 0.8%
17,365	Landstar System, Inc.	2,783,783
15,917	Old Dominion Freight Line, Inc.	3,110,182
		5,893,965
	Health Care Equipment & Supplies – 0.6%
19,920	Abbott Laboratories	2,045,186
9,844	STERIS PLC	2,176,804
		4,221,990
	Health Care Providers & Services – 0.3%
5,832	Chemed Corp.	2,202,980
	Hotel & Resort REITs – 0.3%
26,375	Ryman Hospitality Properties, Inc.	2,433,621
	Hotels, Restaurants & Leisure – 1.0%
29,280	Boyd Gaming Corp.	2,406,230
13,561	Darden Restaurants, Inc.	2,658,499
15,034	Texas Roadhouse, Inc.	2,482,715
		7,547,444
	Household Durables – 0.4%
12,303	Garmin Ltd.	2,854,419
	Household Products – 0.4%
17,415	Procter & Gamble (The) Co.	2,515,423
	Insurance – 5.8%
22,631	Aflac, Inc.	2,482,847
11,989	Allstate (The) Corp.	2,485,799
29,172	American International Group, Inc.	2,195,193
10,362	Assurant, Inc.	2,256,947
27,769	Assured Guaranty Ltd.	2,262,618
7,996	Chubb Ltd.	2,606,136
15,280	Cincinnati Financial Corp.	2,404,308
7,355	Everest Group Ltd.	2,403,982
13,657	Hanover Insurance Group (The), Inc.	2,367,441
18,111	Hartford Insurance Group (The), Inc.	2,449,151
13,453	Marsh & McLennan Cos., Inc.	2,333,423
54,682	Old Republic International Corp.	2,181,812
9,659	Primerica, Inc.	2,419,386
10,961	Progressive (The) Corp.	2,172,909
29,828	Selective Insurance Group, Inc.	2,248,733
8,605	Travelers (The) Cos., Inc.	2,509,906
32,203	Unum Group	2,351,785
35,593	W.R. Berkley Corp.	2,359,104
		42,491,480

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services – 0.5%
9,301	Accenture PLC, Class A	$1,844,295
30,069	Cognizant Technology Solutions Corp., Class A	1,844,733
		3,689,028
	Machinery – 3.3%
5,362	Deere & Co.	3,020,415
28,148	Donaldson Co., Inc.	2,388,921
26,126	Franklin Electric Co., Inc.	2,408,033
30,447	Graco, Inc.	2,577,338
14,384	ITT, Inc.	2,740,583
21,741	Mueller Industries, Inc.	2,408,903
7,241	Snap-on, Inc.	2,630,076
11,692	Wabtec Corp.	2,921,948
9,041	Watts Water Technologies, Inc., Class A	2,624,512
		23,720,729
	Media – 0.8%
35,951	New York Times (The) Co., Class A	3,010,177
30,906	Omnicom Group, Inc.	2,327,531
3,352	Versant Media Group, Inc. (a)	124,091
		5,461,799
	Metals & Mining – 0.4%
8,641	Reliance, Inc.	2,626,173
	Mortgage Real Estate Investment Trusts – 0.3%
178,139	Dynex Capital, Inc.	2,273,054
	Oil, Gas & Consumable Fuels – 2.0%
12,838	Cheniere Energy, Inc.	3,642,911
16,374	Chevron Corp.	3,387,780
20,739	Exxon Mobil Corp.	3,518,579
114,012	Magnolia Oil & Gas Corp., Class A	3,599,359
		14,148,629
	Pharmaceuticals – 0.7%
12,059	Johnson & Johnson	2,947,702
19,835	Zoetis, Inc.	2,344,695
		5,292,397
	Professional Services – 2.3%
9,701	Automatic Data Processing, Inc.	1,971,049
11,184	Broadridge Financial Solutions, Inc.	1,817,176
12,436	CRA International, Inc.	2,013,140
35,931	Exponent, Inc.	2,344,498
53,349	Genpact Ltd.	1,987,250
37,802	Korn Ferry	2,379,636
22,249	Paychex, Inc.	2,049,578
91,889	Robert Half, Inc.	2,333,981
		16,896,308
	Software – 0.8%
38,863	Dolby Laboratories, Inc., Class A	2,334,112
3,768	Intuit, Inc.	1,629,208
5,160	Microsoft Corp.	1,910,077
		5,873,397

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs – 0.7%
115,277	Rayonier, Inc.	$2,377,012
88,753	VICI Properties, Inc.	2,424,732
		4,801,744
	Specialty Retail – 1.8%
6,183	Murphy USA, Inc.	3,054,216
15,767	Penske Automotive Group, Inc.	2,357,482
13,854	Ross Stores, Inc.	3,001,192
16,250	TJX (The) Cos., Inc.	2,595,125
49,906	Tractor Supply Co.	2,260,742
		13,268,757
	Trading Companies & Distributors – 1.9%
9,720	Applied Industrial Technologies, Inc.	2,578,910
62,190	Fastenal Co.	2,885,616
29,676	MSC Industrial Direct Co., Inc., Class A	2,738,205
2,475	W.W. Grainger, Inc.	2,699,755
7,409	Watsco, Inc.	2,695,320
		13,597,806
	Total Common Stocks	369,766,561
	(Cost $339,022,263)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 41.9%
	Aerospace & Defense – 2.0%
$2,000,000	Boeing (The) Co.	3.55%	03/01/38	1,662,738
1,000,000	Howmet Aerospace, Inc.	4.75%	04/15/36	972,625
500,000	Northrop Grumman Corp.	4.60%	02/01/29	503,332
500,000	Northrop Grumman Corp.	5.05%	11/15/40	482,535
750,000	Northrop Grumman Corp.	4.03%	10/15/47	590,916
250,000	Northrop Grumman Corp.	5.25%	05/01/50	232,038
1,000,000	Northrop Grumman Corp.	4.95%	03/15/53	886,517
2,500,000	Northrop Grumman Corp.	5.20%	06/01/54	2,305,611
600,000	RTX Corp.	5.75%	01/15/29	622,558
1,000,000	RTX Corp.	6.00%	03/15/31	1,063,299
1,500,000	RTX Corp.	3.13%	07/01/50	987,214
1,000,000	RTX Corp.	2.82%	09/01/51	612,170
2,500,000	RTX Corp.	5.38%	02/27/53	2,349,378
1,000,000	RTX Corp.	6.40%	03/15/54	1,079,035
				14,349,966
	Air Freight & Logistics – 0.1%
750,000	FedEx Corp.	4.55%	04/01/46	626,494
	Banks – 7.6%
1,105,000	Bank of America Corp. (b)	5.20%	04/25/29	1,120,895
500,000	Bank of America Corp. (b)	4.27%	07/23/29	498,045
500,000	Bank of America Corp. (b)	3.97%	02/07/30	493,233
500,000	Bank of America Corp. (b)	3.19%	07/23/30	479,619
500,000	Bank of America Corp. (b)	2.88%	10/22/30	473,029
500,000	Bank of America Corp. (b)	1.90%	07/23/31	445,437
1,000,000	Bank of America Corp. (b)	1.92%	10/24/31	886,529
500,000	Bank of America Corp. (b)	2.57%	10/20/32	445,026

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Bank of America Corp. (b)	4.57%	04/27/33	$491,474
3,500,000	Bank of America Corp. (b)	5.29%	04/25/34	3,543,868
2,500,000	Bank of America Corp. (b)	5.47%	01/23/35	2,552,803
2,000,000	Bank of America Corp. (b)	5.05%	02/06/37	1,974,196
500,000	Bank of America Corp. (b)	4.08%	04/23/40	435,447
1,000,000	Bank of America Corp. (b)	2.68%	06/19/41	717,272
1,000,000	Citibank N.A.	4.91%	05/29/30	1,015,813
1,250,000	Citigroup, Inc. (b)	4.95%	05/07/31	1,258,534
1,000,000	Citigroup, Inc. (b)	5.17%	09/11/36	991,658
500,000	JPMorgan Chase & Co. (b)	3.51%	01/23/29	492,105
1,000,000	JPMorgan Chase & Co. (b)	2.07%	06/01/29	951,650
1,000,000	JPMorgan Chase & Co. (b)	5.30%	07/24/29	1,018,794
1,475,000	JPMorgan Chase & Co. (b)	5.01%	01/23/30	1,495,846
500,000	JPMorgan Chase & Co. (b)	3.70%	05/06/30	487,751
1,000,000	JPMorgan Chase & Co. (b)	4.26%	10/22/31	984,646
1,500,000	JPMorgan Chase & Co. (b)	4.35%	01/22/32	1,479,148
1,000,000	JPMorgan Chase & Co. (b)	2.58%	04/22/32	904,017
1,000,000	JPMorgan Chase & Co. (b)	2.96%	01/25/33	907,584
1,000,000	JPMorgan Chase & Co. (b)	4.91%	07/25/33	1,001,043
1,000,000	JPMorgan Chase & Co. (b)	5.35%	06/01/34	1,020,770
1,000,000	JPMorgan Chase & Co. (b)	5.34%	01/23/35	1,015,670
1,500,000	JPMorgan Chase & Co. (b)	4.90%	01/22/37	1,468,328
1,000,000	JPMorgan Chase & Co. (b)	2.53%	11/19/41	699,391
1,000,000	PNC Financial Services Group (The), Inc. (b)	4.08%	01/26/29	995,112
1,500,000	PNC Financial Services Group (The), Inc. (b)	5.58%	06/12/29	1,537,324
1,000,000	PNC Financial Services Group (The), Inc. (b)	5.07%	01/24/34	1,000,311
1,500,000	Truist Bank (b)	4.14%	10/23/29	1,486,007
2,000,000	Truist Financial Corp. (b)	7.16%	10/30/29	2,126,449
1,500,000	US Bancorp (b)	5.38%	01/23/30	1,536,402
1,000,000	US Bancorp (b)	5.42%	02/12/36	1,022,268
1,000,000	US Bancorp (b)	5.03%	01/26/37	985,666
1,000,000	Wells Fargo & Co. (b)	4.08%	09/15/29	989,170
2,000,000	Wells Fargo & Co. (b)	4.18%	01/23/30	1,982,589
1,000,000	Wells Fargo & Co. (b)	5.20%	01/23/30	1,015,811
1,000,000	Wells Fargo & Co. (b)	5.24%	01/24/31	1,019,623
1,000,000	Wells Fargo & Co. (b)	5.15%	04/23/31	1,017,271
1,000,000	Wells Fargo & Co. (b)	5.50%	01/23/35	1,018,273
3,000,000	Wells Fargo & Co. (b)	5.21%	12/03/35	2,988,062
1,000,000	Wells Fargo & Co. (b)	4.96%	01/23/37	974,515
2,000,000	Zions Bancorp N.A. (b)	4.48%	02/09/29	1,985,812
				55,430,286
	Beverages – 0.3%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	852,580
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	991,916
				1,844,496
	Biotechnology – 1.9%
1,000,000	Abbvie, Inc.	4.13%	03/15/31	985,707
1,000,000	Abbvie, Inc.	5.55%	03/15/56	978,710
2,000,000	AbbVie, Inc.	4.80%	03/15/29	2,032,404
2,000,000	AbbVie, Inc.	4.88%	03/15/30	2,040,380
275,000	AbbVie, Inc.	4.40%	11/06/42	241,766

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Biotechnology (Continued)
$300,000	AbbVie, Inc.	4.70%	05/14/45	$267,775
250,000	AbbVie, Inc.	4.88%	11/14/48	224,323
1,000,000	AbbVie, Inc.	4.25%	11/21/49	812,291
1,000,000	Amgen, Inc.	4.20%	02/19/31	986,546
1,000,000	Amgen, Inc.	4.85%	02/19/36	982,912
750,000	Amgen, Inc.	3.15%	02/21/40	583,841
1,000,000	Amgen, Inc.	2.80%	08/15/41	723,166
3,000,000	Amgen, Inc.	5.60%	03/02/43	2,961,622
				13,821,443
	Capital Markets – 4.6%
5,000,000	Goldman Sachs Group (The), Inc. (b)	4.48%	08/23/28	5,001,110
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	465,230
1,000,000	Goldman Sachs Group (The), Inc. (b)	5.73%	04/25/30	1,031,874
1,000,000	Goldman Sachs Group (The), Inc. (b)	4.37%	10/21/31	980,726
1,000,000	Goldman Sachs Group (The), Inc. (b)	1.99%	01/27/32	877,921
1,000,000	Goldman Sachs Group (The), Inc. (b)	2.62%	04/22/32	898,572
1,500,000	Goldman Sachs Group (The), Inc. (b)	2.65%	10/21/32	1,332,131
1,000,000	Goldman Sachs Group (The), Inc. (b)	5.07%	01/21/37	978,045
1,000,000	Goldman Sachs Group (The), Inc. (b)	2.91%	07/21/42	704,974
500,000	Goldman Sachs Group (The), Inc. (b)	3.44%	02/24/43	376,559
1,000,000	LSEG US Fin Corp. (c)	4.50%	03/23/31	988,029
667,000	LSEG US Fin Corp. (c)	5.25%	03/23/36	660,703
1,750,000	Morgan Stanely (b)	4.49%	01/16/32	1,721,081
1,000,000	Morgan Stanley (b)	5.12%	02/01/29	1,011,284
2,000,000	Morgan Stanley (b)	5.16%	04/20/29	2,023,355
2,500,000	Morgan Stanley (b)	5.45%	07/20/29	2,544,942
500,000	Morgan Stanley (b)	4.43%	01/23/30	497,870
1,000,000	Morgan Stanley (b)	2.51%	10/20/32	883,293
2,000,000	Morgan Stanley (b)	5.25%	04/21/34	2,006,960
1,000,000	Morgan Stanley (b)	5.42%	07/21/34	1,015,042
500,000	Morgan Stanley (b)	4.46%	04/22/39	458,680
3,000,000	Morgan Stanley Private Bank N.A. (b)	4.47%	07/06/28	3,000,555
1,500,000	MSCI, Inc. (c)	4.00%	11/15/29	1,457,589
2,500,000	MSCI, Inc. (c)	3.88%	02/15/31	2,364,675
				33,281,200
	Construction Materials – 0.2%
1,125,000	CRH America Finance, Inc.	5.40%	05/21/34	1,146,016
	Consumer Finance – 0.9%
3,000,000	American Express Co. (b)	4.01%	02/09/29	2,981,509
1,000,000	American Express Co. (b)	5.53%	04/25/30	1,029,839
737,000	American Express Co. (b)	5.09%	01/30/31	749,642
1,000,000	American Express Co. (b)	4.92%	07/20/33	1,002,179
1,000,000	American Express Co. (b)	4.80%	10/24/36	967,278
				6,730,447
	Consumer Staples Distribution & Retail – 0.1%
1,000,000	Sysco Corp.	4.40%	07/25/31	970,091
	Containers & Packaging – 0.3%
1,000,000	Amcor Flexibles North America, Inc.	5.13%	03/12/36	972,674
1,000,000	Packaging Corp. of America	5.20%	08/15/35	992,560
				1,965,234

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services – 1.6%
$500,000	AT&T, Inc.	1.65%	02/01/28	$476,617
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,178,541
500,000	AT&T, Inc.	5.55%	11/01/45	473,685
1,186,000	AT&T, Inc.	3.50%	09/15/53	778,284
504,000	AT&T, Inc.	3.55%	09/15/55	328,032
1,044,000	AT&T, Inc.	3.65%	09/15/59	677,020
500,000	Comcast Corp.	3.25%	11/01/39	386,255
1,000,000	Comcast Corp.	3.75%	04/01/40	811,276
500,000	Comcast Corp.	4.00%	08/15/47	372,518
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,103,927
500,000	Verizon Communications, Inc.	1.75%	01/20/31	438,518
500,000	Verizon Communications, Inc.	2.55%	03/21/31	454,050
1,650,000	Verizon Communications, Inc.	4.78%	02/15/35	1,597,598
500,000	Verizon Communications, Inc.	2.65%	11/20/40	351,209
500,000	Verizon Communications, Inc.	3.40%	03/22/41	384,157
500,000	Verizon Communications, Inc.	2.88%	11/20/50	303,511
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	698,353
1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	731,868
				11,545,419
	Electric Utilities – 6.9%
1,000,000	AEP Transmission Co., LLC	5.15%	04/01/34	1,008,132
900,000	AEP Transmission Co., LLC	4.25%	09/15/48	714,904
500,000	AEP Transmission Co., LLC	5.40%	03/15/53	470,797
2,000,000	AEP Transmission Co., LLC, Series N	2.75%	08/15/51	1,205,641
1,000,000	Alabama Power Co.	5.85%	11/15/33	1,059,242
500,000	Alabama Power Co.	5.10%	04/02/35	504,833
1,000,000	Alabama Power Co., Series C	4.30%	03/15/31	990,221
2,542,000	American Transmission Systems, Inc. (c)	2.65%	01/15/32	2,278,843
500,000	Commonwealth Edison Co.	4.90%	02/01/33	504,735
500,000	Commonwealth Edison Co.	4.00%	03/01/49	383,909
1,000,000	Commonwealth Edison Co.	5.30%	02/01/53	928,077
2,000,000	Duke Energy Carolinas, LLC	5.35%	01/15/53	1,875,417
1,000,000	Duke Energy Carolinas, LLC	5.40%	01/15/54	949,314
267,000	Duke Energy Florida, LLC	4.85%	12/01/35	262,186
500,000	Duke Energy Florida, LLC	6.20%	11/15/53	523,933
455,000	Duke Energy Indiana, LLC, Series DDDD	4.95%	03/15/36	448,100
1,000,000	Duke Energy Progress, LLC	4.00%	04/01/52	757,675
2,000,000	FirstEnergy Pennsylvania Electric Co. (c)	4.15%	03/15/28	1,993,094
1,000,000	FirstEnergy Pennsylvania Electric Co. (c)	4.55%	03/15/31	996,847
1,500,000	FirstEnergy Transmission, LLC	4.55%	01/15/30	1,499,049
1,000,000	Florida Power & Light Co.	5.30%	06/15/34	1,028,544
1,500,000	Florida Power & Light Co.	4.70%	02/15/36	1,462,739
2,000,000	Florida Power & Light Co.	5.69%	03/01/40	2,065,428
1,750,000	Florida Power & Light Co.	5.60%	06/15/54	1,714,416
1,500,000	Florida Power & Light Co.	5.60%	02/15/66	1,446,142
2,000,000	Georgia Power Co.	4.55%	03/15/30	2,008,626
1,000,000	Georgia Power Co.	4.85%	03/15/31	1,012,864
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	328,050
1,000,000	Indiana Michigan Power Co.	5.63%	04/01/53	966,475
1,000,000	Indiana Michigan Power Co.	5.60%	03/15/56	965,360
500,000	Indiana Michigan Power Co., Series L	3.75%	07/01/47	371,300
500,000	Northern States Power Co.	4.85%	05/15/36	493,890
1,250,000	Northern States Power Co.	5.40%	03/15/54	1,189,781
500,000	Northern States Power Co.	5.55%	05/15/56	486,266

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$1,000,000	NRG Energy, Inc. (c)	4.73%	10/15/30	$991,276
1,000,000	NRG Energy, Inc. (c)	5.41%	10/15/35	981,540
2,000,000	Ohio Edison Co. (c)	5.50%	01/15/33	2,060,042
500,000	PECO Energy Co.	3.90%	03/01/48	382,259
4,000,000	PECO Energy Co.	4.38%	08/15/52	3,252,873
909,000	Public Service Electric and Gas Co.	4.20%	01/01/31	897,464
1,500,000	Public Service Electric and Gas Co.	5.20%	03/01/34	1,526,095
500,000	Public Service Electric and Gas Co.	5.45%	08/01/53	481,958
1,750,000	Public Service Electric and Gas Co.	5.45%	03/01/54	1,672,429
1,000,000	Trans-Allegheny Interstate Line Co. (c)	5.00%	01/15/31	1,016,296
1,000,000	Virginia Electric and Power Co.	4.95%	03/15/36	975,223
500,000	Virginia Electric and Power Co.	5.60%	09/15/55	476,174
1,000,000	Virginia Electric and Power Co.	5.70%	03/15/56	965,283
				50,573,742
	Financial Services – 0.5%
1,250,000	Global Payments, Inc.	4.88%	11/15/30	1,228,180
2,250,000	Global Payments, Inc.	5.55%	11/15/35	2,169,266
				3,397,446
	Food Products – 1.0%
1,000,000	Conagra Brands, Inc.	5.00%	08/01/30	998,424
2,000,000	Conagra Brands, Inc.	5.30%	11/01/38	1,861,275
500,000	Conagra Brands, Inc.	5.40%	11/01/48	425,232
2,250,000	Kraft Heinz Foods Co.	5.50%	06/01/50	2,012,857
2,000,000	The Campbell’s Company	5.40%	03/21/34	1,941,789
				7,239,577
	Ground Transportation – 0.3%
2,500,000	Union Pacific Corp.	4.95%	05/15/53	2,237,543
	Health Care Equipment & Supplies – 0.7%
2,350,000	Abbott Laboratories	4.90%	11/30/46	2,159,401
2,000,000	Medline Borrower, L.P. (c)	3.88%	04/01/29	1,935,843
1,170,000	Solventum Corp.	5.90%	04/30/54	1,143,988
				5,239,232
	Health Care Providers & Services – 3.7%
1,000,000	Centene Corp.	2.45%	07/15/28	931,889
1,200,000	Cigna (The) Group	4.38%	10/15/28	1,199,242
1,150,000	Cigna (The) Group	5.00%	05/15/29	1,171,032
1,000,000	Cigna (The) Group	4.50%	09/15/30	996,890
1,100,000	Cigna (The) Group	5.40%	03/15/33	1,132,247
1,150,000	Cigna (The) Group	5.25%	02/15/34	1,164,558
1,500,000	Cigna (The) Group	4.90%	12/15/48	1,303,413
1,150,000	Cigna (The) Group	5.60%	02/15/54	1,089,799
1,000,000	Cigna (The) Group	6.00%	01/15/56	1,002,318
2,000,000	CVS Health Corp.	6.20%	09/15/55	1,982,700
1,000,000	Elevance Health, Inc.	6.10%	10/15/52	1,004,023
500,000	Elevance Health, Inc.	5.70%	02/15/55	473,009
500,000	Elevance Health, Inc.	5.70%	09/15/55	475,774
1,000,000	HCA, Inc.	5.25%	03/01/30	1,021,185
1,000,000	HCA, Inc.	2.38%	07/15/31	884,132
2,500,000	HCA, Inc.	5.50%	06/01/33	2,550,898
2,500,000	HCA, Inc.	3.50%	07/15/51	1,656,101

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$2,500,000	HCA, Inc.	5.90%	06/01/53	$2,382,274
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,599,705
1,000,000	UnitedHealth Group, Inc.	6.05%	02/15/63	1,000,575
				27,021,764
	Hotels, Restaurants & Leisure – 0.5%
500,000	Hyatt Hotels Corp.	5.40%	12/15/35	490,014
1,000,000	Marriott International, Inc.	4.50%	05/01/33	966,624
2,500,000	McDonald’s Corp.	5.45%	08/14/53	2,372,549
				3,829,187
	Independent Power & Renewable Electricity Producers – 0.6%
1,500,000	Vistra Operations Co., LLC (c)	4.60%	10/15/30	1,470,967
2,000,000	Vistra Operations Co., LLC (c)	5.70%	12/30/34	2,013,586
1,000,000	Vistra Operations Co., LLC (c)	5.35%	01/31/36	978,864
				4,463,417
	Insurance – 2.3%
182,000	Aon North America, Inc.	5.15%	03/01/29	185,929
2,300,000	Aon North America, Inc.	5.75%	03/01/54	2,217,874
1,000,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	992,363
1,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	960,234
1,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	1,080,981
1,000,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	934,162
750,000	Brown & Brown, Inc.	4.90%	06/23/30	749,503
2,750,000	Brown & Brown, Inc.	5.65%	06/11/34	2,778,232
400,000	Brown & Brown, Inc.	5.55%	06/23/35	399,683
2,500,000	Brown & Brown, Inc.	4.95%	03/17/52	2,085,831
1,000,000	Marsh & McLennan Cos., Inc.	4.95%	03/15/36	991,079
1,000,000	Marsh & McLennan Cos., Inc.	6.25%	11/01/52	1,054,613
1,115,000	Marsh & McLennan Cos., Inc.	5.45%	03/15/54	1,053,740
1,367,000	Ryan Specialty LLC (c)	5.88%	08/01/32	1,352,195
				16,836,419
	Life Sciences Tools & Services – 0.6%
1,000,000	Augusta SpinCo Corp.	4.66%	03/23/31	995,669
1,000,000	Augusta SpinCo Corp.	4.95%	03/23/33	996,831
2,000,000	IQVIA, Inc.	5.70%	05/15/28	2,039,850
				4,032,350
	Media – 0.1%
500,000	Charter Communications Operating, LLC/Charter Communications Operating Capital	5.85%	12/01/35	492,067
	Multi-Utilities – 0.1%
1,000,000	Consolidated Edison Co. of New York, Inc.	6.15%	11/15/52	1,041,055
	Oil, Gas & Consumable Fuels – 0.5%
1,000,000	BP Capital Markets America, Inc.	4.70%	04/10/29	1,012,002
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	447,448
1,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	1,355,983
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	753,303
				3,568,736
	Pharmaceuticals – 0.1%
1,000,000	AstraZeneca Finance, LLC	2.25%	05/28/31	900,300

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Professional Services – 0.4%
$1,000,000	Jacobs Solutions, Inc.	4.75%	03/03/31	$986,393
1,000,000	Jacobs Solutions, Inc.	5.38%	03/03/36	975,906
1,000,000	Verisk Analytics, Inc.	5.25%	03/15/35	992,027
				2,954,326
	Semiconductors & Semiconductor Equipment – 0.3%
500,000	Broadcom, Inc.	4.75%	04/15/29	505,717
500,000	Broadcom, Inc.	2.45%	02/15/31	454,209
1,250,000	Broadcom, Inc.	4.30%	11/15/32	1,217,744
				2,177,670
	Software – 0.8%
1,000,000	AppLovin Corp.	5.13%	12/01/29	1,006,032
1,000,000	Oracle Corp.	6.15%	11/09/29	1,031,450
1,000,000	Roper Technologies, Inc.	4.90%	10/15/34	966,027
850,000	Salesforce, Inc.	4.65%	03/15/29	851,894
1,000,000	Salesforce, Inc.	4.90%	09/15/31	998,820
500,000	Salesforce, Inc.	5.55%	03/15/36	498,633
500,000	Salesforce, Inc.	6.55%	03/15/56	502,071
				5,854,927
	Specialized REITs – 0.2%
1,000,000	VICI Properties, L.P.	5.13%	11/15/31	993,261
750,000	VICI Properties, L.P.	5.13%	05/15/32	739,447
				1,732,708
	Trading Companies & Distributors – 0.3%
1,000,000	Ashtead Capital, Inc. (c)	5.95%	10/15/33	1,031,038
1,000,000	Ashtead Capital, Inc. (c)	5.80%	04/15/34	1,019,906
				2,050,944
	Water Utilities – 1.0%
4,000,000	American Water Capital Corp.	5.15%	03/01/34	4,067,420
2,500,000	American Water Capital Corp.	5.45%	03/01/54	2,378,815
667,000	American Water Capital Corp.	5.70%	09/01/55	653,069
				7,099,304
	Wireless Telecommunication Services – 1.4%
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	719,671
2,500,000	T-Mobile USA, Inc.	4.85%	01/15/29	2,529,314
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	681,733
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	439,623
1,500,000	T-Mobile USA, Inc.	5.20%	01/15/33	1,527,520
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	1,097,414
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	655,069
1,500,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,419,541
1,000,000	T-Mobile USA, Inc.	5.80%	09/15/62	959,640
				10,029,525
	Total Corporate Bonds and Notes			304,483,331
	(Cost $317,733,365)
FOREIGN CORPORATE BONDS AND NOTES – 5.1%
	Banks – 2.0%
1,000,000	Banco Santander S.A.	4.55%	11/06/30	986,105
1,000,000	Banco Santander S.A.	5.13%	11/06/35	975,346

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,000,000	Barclays PLC (b)	4.22%	05/24/30	$984,924
2,000,000	Barclays PLC (b)	5.37%	02/25/31	2,035,303
500,000	BNP Paribas S.A. (b) (c)	5.09%	05/09/31	504,496
2,000,000	Lloyds Banking Group PLC (b)	4.24%	02/10/30	1,978,942
2,250,000	Lloyds Banking Group PLC (b)	5.72%	06/05/30	2,323,997
2,000,000	Royal Bank of Canada (b)	5.15%	02/04/31	2,033,341
1,000,000	Royal Bank of Canada (b)	4.70%	08/06/31	998,152
1,000,000	Toronto-Dominion (The) Bank	4.81%	06/03/30	1,008,646
1,000,000	Toronto-Dominion (The) Bank	4.41%	01/13/31	990,891
				14,820,143
	Capital Markets – 0.8%
1,000,000	UBS AG (b)	4.30%	03/16/29	998,926
1,000,000	UBS Group AG (b) (c)	5.62%	09/13/30	1,031,171
444,000	UBS Group AG (b) (c)	4.40%	09/23/31	436,006
1,500,000	UBS Group AG (b) (c)	4.84%	11/06/33	1,475,921
2,000,000	UBS Group AG (b) (c)	5.70%	02/08/35	2,050,899
				5,992,923
	Containers & Packaging – 0.3%
2,500,000	Smurfit Kappa Treasury ULC	5.44%	04/03/34	2,538,022
	Ground Transportation – 0.1%
1,000,000	Canadian Pacific Railway Co.	5.50%	03/15/56	957,958
	Hotels, Restaurants & Leisure – 0.3%
1,000,000	Flutter Treasury DAC (c)	5.88%	06/04/31	991,500
1,000,000	Royal Caribbean Cruises Ltd.	4.75%	05/15/33	965,848
				1,957,348
	Insurance – 0.3%
2,000,000	Aon Corp./Aon Global Holdings PLC	5.35%	02/28/33	2,049,625
	Life Sciences Tools & Services – 0.3%
1,250,000	Icon Investments Six DAC	5.85%	05/08/29	1,274,753
1,250,000	Icon Investments Six DAC	6.00%	05/08/34	1,267,969
				2,542,722
	Oil, Gas & Consumable Fuels – 0.7%
500,000	Enbridge, Inc.	4.60%	06/20/28	501,386
1,500,000	Enbridge, Inc.	4.20%	11/20/28	1,489,786
1,000,000	Enbridge, Inc.	4.50%	02/15/31	989,045
1,000,000	Enbridge, Inc.	4.85%	03/27/31	1,004,426
1,000,000	Enbridge, Inc.	5.45%	03/27/36	1,008,994
				4,993,637
	Software – 0.2%
1,125,000	Constellation Software, Inc. (c)	5.46%	02/16/34	1,102,562
	Textiles, Apparel & Luxury Goods – 0.1%
500,000	Gildan Activewear, Inc. (c)	5.40%	10/07/35	487,961
	Total Foreign Corporate Bonds and Notes			37,442,901
	(Cost $37,508,154)
U.S. GOVERNMENT BONDS AND NOTES – 1.0%
3,200,000	United States Treasury Note	3.88%	03/31/28	3,204,875

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$2,970,000	United States Treasury Note	3.50%	03/15/29	$2,943,897
1,200,000	United States Treasury Note	3.88%	03/31/31	1,196,203
	Total U.S. Government Bonds and Notes			7,344,975
	(Cost $7,342,392)

Shares	Description	Value
MONEY MARKET FUNDS – 0.4%
2,990,966	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (d)	2,990,966
	(Cost $2,990,966)

Total Investments – 99.3%	722,028,734
(Cost $704,597,140)

Net Other Assets and Liabilities – 0.7%	5,381,875
Net Assets – 100.0%	$727,410,609

(a)	Non-income producing security.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2026, securities noted as such amounted to $33,671,849 or 4.6% of net assets.

(d)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$369,766,561	$369,766,561	$—	$—
Corporate Bonds and Notes*	304,483,331	—	304,483,331	—
Foreign Corporate Bonds and Notes*	37,442,901	—	37,442,901	—
U.S. Government Bonds and Notes	7,344,975	—	7,344,975	—
Money Market Funds	2,990,966	2,990,966	—	—
Total Investments	$722,028,734	$372,757,527	$349,271,207	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 48.6%
	Capital Markets – 48.6%
7,790	First Trust AAA CMBS ETF (a)	$158,137
31,000	First Trust Intermediate Government Opportunities ETF (a)	628,599
18,161	First Trust Limited Duration Investment Grade Corporate ETF (a)	343,969
86,855	First Trust Preferred Securities and Income ETF (a)	1,541,676
41,492	First Trust Senior Loan Fund (a)	1,858,842
7,601	First Trust Structured Credit Income Opportunities ETF (a)	156,885
37,915	First Trust Tactical High Yield ETF (a)	1,538,212
167	iShares 20+ Year Treasury Bond ETF	14,477
143	iShares 3-7 Year Treasury Bond ETF	16,960
4,129	iShares 7-10 Year Treasury Bond ETF	394,072
9,895	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,078,456
1,402	iShares MBS ETF	133,120
	Total Exchange-Traded Funds	7,863,405
	(Cost $7,946,200)
COMMON STOCKS (b) – 38.5%
	Aerospace & Defense – 0.5%
112	Northrop Grumman Corp.	76,411
	Automobiles – 0.2%
93	Ferrari N.V.	31,476
	Banks – 0.8%
460	JPMorgan Chase & Co.	135,314
	Beverages – 0.2%
253	PepsiCo, Inc.	39,288
	Biotechnology – 0.3%
210	AbbVie, Inc.	45,673
	Capital Markets – 0.6%
129	Evercore, Inc., Class A	38,508
387	Intercontinental Exchange, Inc.	60,867
		99,375
	Construction & Engineering – 0.2%
60	Quanta Services, Inc.	32,941
	Consumer Finance – 0.4%
218	American Express Co.	65,941
	Consumer Staples Distribution & Retail – 0.5%
588	Walmart, Inc.	73,077
	Diversified REITs – 0.6%
1,314	WP Carey, Inc.	89,299
	Electric Utilities – 3.2%
566	Alliant Energy Corp.	40,616
310	American Electric Power Co., Inc.	40,635
316	Duke Energy Corp.	41,377
481	Entergy Corp.	54,045
491	Evergy, Inc.	40,223
195	FirstEnergy Corp.	9,879
210	IDACORP, Inc.	30,024
1,201	NextEra Energy, Inc.	111,549
423	OGE Energy Corp.	20,287
534	PG&E Corp.	9,382

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Electric Utilities (Continued)
1,336	PPL Corp.	$51,035
433	Southern (The) Co.	41,793
248	Xcel Energy, Inc.	19,701
		510,546
	Electrical Equipment – 0.7%
253	Eaton Corp. PLC	90,490
126	Generac Holdings, Inc. (c)	24,612
		115,102
	Electronic Equipment, Instruments & Components – 0.3%
269	TE Connectivity PLC	56,226
	Energy Equipment & Services – 0.1%
601	Archrock, Inc.	20,915
	Financial Services – 0.5%
260	Visa, Inc., Class A	78,582
	Gas Utilities – 1.2%
166	Atmos Energy Corp.	30,663
68	Chesapeake Utilities Corp.	8,593
910	National Fuel Gas Co.	85,504
465	New Jersey Resources Corp.	25,538
460	ONE Gas, Inc.	39,620
		189,918
	Health Care Equipment & Supplies – 0.4%
274	Abbott Laboratories	28,132
457	Medtronic PLC	39,599
		67,731
	Health Care Providers & Services – 0.4%
225	Cencora, Inc.	70,682
	Health Care REITs – 2.8%
2,361	CareTrust REIT, Inc.	86,531
2,015	Omega Healthcare Investors, Inc.	88,297
4,646	Sabra Health Care REIT, Inc.	89,343
1,163	Ventas, Inc.	95,110
475	Welltower, Inc.	93,912
		453,193
	Hotel & Resort REITs – 1.1%
4,848	Host Hotels & Resorts, Inc.	92,888
943	Ryman Hospitality Properties, Inc.	87,010
		179,898
	Hotels, Restaurants & Leisure – 0.5%
216	McDonald’s Corp.	67,131
229	Starbucks Corp.	20,516
		87,647
	Independent Power & Renewable Electricity Producers – 0.3%
1,258	Clearway Energy, Inc., Class A	49,276
	Industrial Conglomerates – 0.3%
220	Honeywell International, Inc.	49,727

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Industrial REITs – 2.2%
496	EastGroup Properties, Inc.	$91,804
1,562	First Industrial Realty Trust, Inc.	90,362
678	Prologis, Inc.	89,618
2,434	STAG Industrial, Inc.	87,770
		359,554
	Insurance – 0.4%
152	Brown & Brown, Inc.	9,912
184	Chubb Ltd.	59,971
		69,883
	IT Services – 0.8%
377	Accenture PLC, Class A	74,756
221	International Business Machines Corp.	53,568
		128,324
	Machinery – 1.1%
121	Caterpillar, Inc.	85,724
17	Cummins, Inc.	9,146
87	Parker-Hannifin Corp.	77,886
		172,756
	Media – 0.3%
702	Fox Corp., Class A	40,997
	Metals & Mining – 0.6%
244	Franco-Nevada Corp.	60,280
223	Nucor Corp.	37,709
		97,989
	Multi-Utilities – 2.3%
182	Ameren Corp.	20,005
653	Atco Ltd., Class I (CAD)	31,962
938	CenterPoint Energy, Inc.	40,484
394	CMS Energy Corp.	30,567
297	Dominion Energy, Inc.	18,361
208	DTE Energy Co.	30,414
1,392	Public Service Enterprise Group, Inc.	112,682
528	Sempra	51,306
304	WEC Energy Group, Inc.	35,194
		370,975
	Office REITs – 0.5%
3,635	Cousins Properties, Inc.	82,042
	Oil, Gas & Consumable Fuels – 2.6%
133	Cheniere Energy, Inc.	37,740
672	ConocoPhillips	88,704
123	DT Midstream, Inc.	16,564
271	Enbridge, Inc.	14,672
463	Exxon Mobil Corp.	78,553
536	Keyera Corp. (CAD)	20,733
2,272	Kinder Morgan, Inc.	76,180
351	ONEOK, Inc.	31,727
86	Targa Resources Corp.	21,563
318	TC Energy Corp.	19,907

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
281	Williams (The) Cos., Inc.	$20,451
		426,794
	Pharmaceuticals – 0.6%
321	AstraZeneca PLC	63,307
265	Merck & Co., Inc.	31,877
		95,184
	Residential REITs – 1.1%
1,532	Equity Residential	90,618
696	Mid-America Apartment Communities, Inc.	84,995
		175,613
	Retail REITs – 2.4%
3,463	Brixmor Property Group, Inc.	99,734
4,242	Kimco Realty Corp.	95,318
1,252	Regency Centers Corp.	94,726
492	Simon Property Group, Inc.	91,773
		381,551
	Semiconductors & Semiconductor Equipment – 1.1%
234	Broadcom, Inc.	72,425
293	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	99,020
		171,445
	Software – 1.6%
306	Microsoft Corp.	113,272
336	Oracle Corp.	49,429
205	Roper Technologies, Inc.	72,541
111	SAP SE, ADR	19,005
		254,247
	Specialized REITs – 3.6%
498	American Tower Corp.	85,945
549	Digital Realty Trust, Inc.	98,935
111	Equinix, Inc.	108,807
2,006	Gaming and Leisure Properties, Inc.	89,006
1,025	Iron Mountain, Inc.	104,693
329	Public Storage	89,120
		576,506
	Specialty Retail – 0.6%
616	TJX (The) Cos., Inc.	98,375
	Technology Hardware, Storage & Peripherals – 0.6%
143	Apple, Inc.	36,292
418	Dell Technologies, Inc., Class C	68,606
		104,898
	Total Common Stocks	6,225,371
	(Cost $5,575,541)
MASTER LIMITED PARTNERSHIPS – 4.0%
	Chemicals – 0.1%
655	Westlake Chemical Partners, L.P.	14,469
	Oil, Gas & Consumable Fuels – 3.9%
669	Cheniere Energy Partners, L.P.	43,237

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
8,716	Energy Transfer, L.P.	$168,219
4,974	Enterprise Products Partners, L.P.	188,216
2,088	MPLX, L.P.	119,162
3,344	Plains GP Holdings, L.P., Class A (d)	81,192
649	Sunoco, L.P.	42,166
		642,192
	Total Master Limited Partnerships	656,661
	(Cost $515,750)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 6.9%
$10,368	U.S. Treasury Inflation Indexed Bond (e)	0.13%	04/15/27	10,310
31,911	U.S. Treasury Inflation Indexed Bond (e)	0.38%	07/15/27	31,911
28,547	U.S. Treasury Inflation Indexed Bond (e)	1.63%	10/15/27	29,000
32,965	U.S. Treasury Inflation Indexed Bond (e)	0.50%	01/15/28	32,718
15,525	U.S. Treasury Inflation Indexed Bond (e)	1.75%	01/15/28	15,752
28,193	U.S. Treasury Inflation Indexed Bond (e)	1.25%	04/15/28	28,311
20,110	U.S. Treasury Inflation Indexed Bond (e)	3.63%	04/15/28	21,152
31,098	U.S. Treasury Inflation Indexed Bond (e)	0.75%	07/15/28	31,016
29,733	U.S. Treasury Inflation Indexed Bond (e)	2.38%	10/15/28	30,791
30,915	U.S. Treasury Inflation Indexed Bond (e)	0.88%	01/15/29	30,696
13,634	U.S. Treasury Inflation Indexed Bond (e)	2.50%	01/15/29	14,147
29,443	U.S. Treasury Inflation Indexed Bond (e)	2.13%	04/15/29	30,236
23,742	U.S. Treasury Inflation Indexed Bond (e)	3.88%	04/15/29	25,620
33,060	U.S. Treasury Inflation Indexed Bond (e)	0.25%	07/15/29	32,163
32,044	U.S. Treasury Inflation Indexed Bond (e)	1.63%	10/15/29	32,561
34,133	U.S. Treasury Inflation Indexed Bond (e)	0.13%	01/15/30	32,679
34,739	U.S. Treasury Inflation Indexed Bond (e)	1.63%	04/15/30	35,099
35,520	U.S. Treasury Inflation Indexed Bond (e)	0.13%	07/15/30	33,822
36,199	U.S. Treasury Inflation Indexed Bond (e)	1.13%	10/15/30	35,886
34,985	U.S. Treasury Inflation Indexed Bond (e)	0.13%	01/15/31	32,902
36,406	U.S. Treasury Inflation Indexed Bond (e)	0.13%	07/15/31	34,026
38,720	U.S. Treasury Inflation Indexed Bond (e)	0.13%	01/15/32	35,647
7,330	U.S. Treasury Inflation Indexed Bond (e)	3.38%	04/15/32	8,090
33,583	U.S. Treasury Inflation Indexed Bond (e)	0.63%	07/15/32	31,697
34,941	U.S. Treasury Inflation Indexed Bond (e)	1.13%	01/15/33	33,665
33,199	U.S. Treasury Inflation Indexed Bond (e)	1.38%	07/15/33	32,465
34,918	U.S. Treasury Inflation Indexed Bond (e)	1.75%	01/15/34	34,784
36,279	U.S. Treasury Inflation Indexed Bond (e)	1.88%	07/15/34	36,471
39,164	U.S. Treasury Inflation Indexed Bond (e)	2.13%	01/15/35	39,838
40,518	U.S. Treasury Inflation Indexed Bond (e)	1.88%	07/15/35	40,332
14,014	U.S. Treasury Inflation Indexed Bond (e)	1.88%	01/15/36	13,850
15,048	U.S. Treasury Inflation Indexed Bond (e)	2.13%	02/15/40	14,742
23,467	U.S. Treasury Inflation Indexed Bond (e)	2.13%	02/15/41	22,729
21,303	U.S. Treasury Inflation Indexed Bond (e)	0.75%	02/15/42	16,430
20,654	U.S. Treasury Inflation Indexed Bond (e)	0.63%	02/15/43	15,233
20,655	U.S. Treasury Inflation Indexed Bond (e)	1.38%	02/15/44	17,083
21,133	U.S. Treasury Inflation Indexed Bond (e)	0.75%	02/15/45	15,199
17,845	U.S. Treasury Inflation Indexed Bond (e)	1.00%	02/15/46	13,250
16,169	U.S. Treasury Inflation Indexed Bond (e)	0.88%	02/15/47	11,480
15,827	U.S. Treasury Inflation Indexed Bond (e)	1.00%	02/15/48	11,380
12,925	U.S. Treasury Inflation Indexed Bond (e)	1.00%	02/15/49	9,160
12,651	U.S. Treasury Inflation Indexed Bond (e)	0.25%	02/15/50	7,170

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$13,742	U.S. Treasury Inflation Indexed Bond (e)	0.13%	02/15/51	$7,318
15,189	U.S. Treasury Inflation Indexed Bond (e)	0.13%	02/15/52	7,895
13,130	U.S. Treasury Inflation Indexed Bond (e)	1.50%	02/15/53	10,076
11,658	U.S. Treasury Inflation Indexed Bond (e)	2.13%	02/15/54	10,290
12,369	U.S. Treasury Inflation Indexed Bond (e)	2.38%	02/15/55	11,508
6,022	U.S. Treasury Inflation Indexed Bond (e)	2.38%	02/15/56	5,598
	Total U.S. Government Bonds and Notes			1,114,178
	(Cost $1,116,863)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Fannie Mae REMICS
133	Series 1999-56, Class Z	7.00%	12/01/29	135
	Freddie Mac REMICS
0	Series 1996-1847, Class LL	7.50%	04/01/26	0
309	Series 1999-2130, Class KB	6.38%	03/01/29	313
	Total U.S. Government Agency Mortgage-Backed Securities			448
	(Cost $447)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1 (f)	4.75%	09/01/27	0
	(Cost $299)

Shares	Description	Value
MONEY MARKET FUNDS – 2.1%
339,447	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (g)	339,447
	(Cost $339,447)

Total Investments – 100.1%	16,199,510
(Cost $15,494,547)

Net Other Assets and Liabilities – (0.1)%	(18,102)
Net Assets – 100.0%	$16,181,408

(a)	Investment in an affiliated fund.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
REITs	– Real Estate Investment Trusts
REMICS	– Real Estate Mortgage Investment Conduit

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$7,863,405	$7,863,405	$—	$—
Common Stocks*	6,225,371	6,225,371	—	—
Master Limited Partnerships*	656,661	656,661	—	—
U.S. Government Bonds and Notes	1,114,178	—	1,114,178	—
U.S. Government Agency Mortgage-Backed Securities	448	—	448	—
Mortgage-Backed Securities	— **	—	— **	—
Money Market Funds	339,447	339,447	—	—
Total Investments	$16,199,510	$15,084,884	$1,114,626	$—

* See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2026, and for the fiscal year-to-date period (January 1, 2026 to March 31, 2026) are as follows:
Security Name	Shares at 3/31/2026	Value at 12/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2026	Dividend Income
First Trust AAA CMBS ETF	7,790	$159,695	$ —	$ —	$ (1,558)	$ —	$158,137	$1,831
First Trust Intermediate Government Opportunities ETF	31,000	634,725	—	—	(6,126)	—	628,599	7,905
First Trust Limited Duration Investment Grade Corporate ETF	18,161	305,658	50,146	(7,488)	(4,335)	(12)	343,969	3,725
First Trust Preferred Securities and Income ETF	86,855	1,387,635	217,309	(18,918)	(44,095)	(255)	1,541,676	21,871
First Trust Senior Loan Fund	41,492	1,846,808	97,652	(40,797)	(44,618)	(203)	1,858,842	29,649
First Trust Structured Credit Income Opportunities ETF	7,601	158,101	—	—	(1,216)	—	156,885	2,166
First Trust Tactical High Yield ETF	37,915	1,377,236	230,275	(20,080)	(49,863)	644	1,538,212	25,944
		$5,869,858	$595,382	$ (87,283)	$ (151,811)	$174	$6,226,320	$93,091

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.0%
	Capital Markets – 99.0%
43,290	First Trust China AlphaDEX® Fund (a)	$1,356,709
39,009	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	3,391,045
116,929	First Trust Emerging Markets AlphaDEX® Fund (a)	3,502,456
145,000	First Trust Energy AlphaDEX® Fund (a)	3,256,700
23,935	First Trust Europe AlphaDEX® Fund (a)	1,307,090
21,041	First Trust Eurozone AlphaDEX® ETF (a)	1,310,223
20,418	First Trust Germany AlphaDEX® Fund (a)	1,225,445
74,139	First Trust Indxx Aerospace & Defense ETF (a)	3,314,755
32,731	First Trust Large Cap Core AlphaDEX® Fund (a)	3,990,816
25,056	First Trust Large Cap Growth AlphaDEX® Fund (a)	3,862,197
30,299	First Trust Mid Cap Core AlphaDEX® Fund (a)	3,885,622
23,911	First Trust Nasdaq Semiconductor ETF (a)	3,526,155
80,957	First Trust Nasdaq Transportation ETF (a)	3,085,271
17,172	First Trust NYSE® Arca® Biotechnology Index Fund (a) (b)	3,448,481
25,491	First Trust United Kingdom AlphaDEX® Fund (a)	1,283,765
33,388	iShares Core U.S. Aggregate Bond ETF	3,314,427
47,605	State Street Blackstone Senior Loan ETF	1,910,865
19,853	State Street SPDR Bloomberg Convertible Securities ETF	1,816,947
89,650	State Street SPDR Bloomberg Emerging Markets Local Bond ETF	1,850,376
19,959	State Street SPDR Bloomberg High Yield Bond ETF	1,910,475
	Total Exchange-Traded Funds	52,549,820
	(Cost $50,356,806)
MONEY MARKET FUNDS – 0.9%
445,680	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (c)	445,680
	(Cost $445,680)

Total Investments – 99.9%	52,995,500
(Cost $50,802,486)

Net Other Assets and Liabilities – 0.1%	64,057
Net Assets – 100.0%	$53,059,557

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$52,549,820	$52,549,820	$—	$—
Money Market Funds	445,680	445,680	—	—
Total Investments	$52,995,500	$52,995,500	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2026, and for the fiscal year-to-date period (January 1, 2026 to March 31, 2026) are as follows:
Security Name	Shares at 3/31/2026	Value at 12/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2026	Dividend Income
First Trust China AlphaDEX® Fund	43,290	$334,491	$1,114,368	$ (88,816)	$ (34,230)	$30,896	$1,356,709	$ —
First Trust Developed Markets ex-US AlphaDEX® Fund	39,009	864,298	2,760,776	(216,715)	(107,745)	90,431	3,391,045	12,734
First Trust Dow Jones Internet Index Fund	—	5,342,685	—	(4,873,585)	(1,944,579)	1,475,479	—	—
First Trust Emerging Markets AlphaDEX® Fund	116,929	732,050	2,774,700	(81,614)	53,410	23,910	3,502,456	3,905
First Trust Energy AlphaDEX® Fund	145,000	—	3,362,550	—	(105,850)	—	3,256,700	—
First Trust Europe AlphaDEX® Fund	23,935	263,236	1,107,919	(7,838)	(57,000)	773	1,307,090	1,824
First Trust Eurozone AlphaDEX® ETF	21,041	341,929	1,104,421	(77,782)	(76,457)	18,112	1,310,223	288
First Trust Financials AlphaDEX® Fund	—	4,604,826	289,209	(4,840,664)	(337,725)	284,354	—	—
First Trust Germany AlphaDEX® Fund	20,418	273,703	1,113,511	(11,348)	(152,704)	2,283	1,225,445	—
First Trust Indxx Aerospace & Defense ETF	74,139	4,748,535	—	(1,795,749)	112,143	249,826	3,314,755	2,120
First Trust Large Cap Core AlphaDEX® Fund	32,731	5,591,586	—	(1,815,435)	(493,295)	707,960	3,990,816	9,629
First Trust Large Cap Growth AlphaDEX® Fund	25,056	5,850,190	—	(1,881,821)	(857,537)	751,365	3,862,197	1,521
First Trust Mid Cap Core AlphaDEX® Fund	30,299	—	4,121,454	—	(235,832)	—	3,885,622	9,517
First Trust Mid Cap Growth AlphaDEX® Fund	—	5,364,852	—	(5,712,951)	(528,484)	876,583	—	—
First Trust Nasdaq Bank ETF	—	—	3,404,302	(3,196,343)	—	(207,959)	—	6,733
First Trust Nasdaq Semiconductor ETF	23,911	4,297,832	249,078	(1,697,407)	304,026	372,626	3,526,155	313
First Trust Nasdaq Transportation ETF	80,957	—	3,417,195	—	(331,924)	—	3,085,271	2,769
First Trust NYSE® Arca® Biotechnology Index Fund	17,172	—	5,279,385	(1,467,495)	(316,995)	(46,414)	3,448,481	—
First Trust United Kingdom AlphaDEX® Fund	25,491	311,259	1,111,748	(47,628)	(107,211)	15,597	1,283,765	4,000
First Trust Utilities AlphaDEX® Fund	—	4,744,774	258,620	(5,095,483)	(454,479)	546,568	—	—
		$43,666,246	$31,469,236	$ (32,908,674)	$ (5,672,468)	$5,192,390	$41,746,730	$55,353

First Trust Capital Strength® Portfolio
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 97.7%
	Aerospace & Defense – 6.0%
10,578	General Dynamics Corp.	$3,630,581
6,708	Lockheed Martin Corp.	4,054,248
5,844	Northrop Grumman Corp.	3,987,011
		11,671,840
	Beverages – 6.2%
55,347	Coca-Cola (The) Co.	4,209,139
50,024	Monster Beverage Corp. (a)	3,624,739
26,741	PepsiCo, Inc.	4,152,610
		11,986,488
	Biotechnology – 4.3%
18,157	AbbVie, Inc.	3,948,966
31,451	Gilead Sciences, Inc.	4,383,326
		8,332,292
	Building Products – 2.2%
10,024	Trane Technologies PLC	4,177,402
	Capital Markets – 10.7%
7,632	Ameriprise Financial, Inc.	3,391,661
14,165	Cboe Global Markets, Inc.	3,981,356
37,335	Charles Schwab (The) Corp.	3,508,743
7,235	Moody’s Corp.	3,156,269
22,665	Raymond James Financial, Inc.	3,281,665
36,554	T. Rowe Price Group, Inc.	3,294,978
		20,614,672
	Chemicals – 6.2%
14,111	Ecolab, Inc.	3,753,808
8,918	Linde PLC	4,421,188
35,524	PPG Industries, Inc.	3,796,805
		11,971,801
	Commercial Services & Supplies – 3.4%
95,390	Copart, Inc. (a)	3,166,948
37,956	Veralto Corp.	3,356,070
		6,523,018
	Communications Equipment – 2.1%
51,917	Cisco Systems, Inc.	4,028,240
	Consumer Staples Distribution & Retail – 4.2%
4,086	Costco Wholesale Corp.	4,071,413
33,202	Walmart, Inc.	4,126,345
		8,197,758
	Financial Services – 3.7%
7,211	Mastercard, Inc., Class A	3,603,048
11,888	Visa, Inc., Class A	3,593,029
		7,196,077
Shares	Description	Value

	Food Products – 2.1%
19,805	Hershey (The) Co.	$4,117,261
	Health Care Equipment & Supplies – 3.4%
31,901	Abbott Laboratories	3,275,276
15,080	ResMed, Inc.	3,385,158
		6,660,434
	Health Care Providers & Services – 1.8%
11,007	Cencora, Inc.	3,457,739
	Household Durables – 1.8%
522	NVR, Inc. (a)	3,439,891
	Household Products – 4.1%
46,347	Colgate-Palmolive Co.	3,950,155
27,109	Procter & Gamble (The) Co.	3,915,624
		7,865,779
	Industrial Conglomerates – 2.1%
17,798	Honeywell International, Inc.	4,022,882
	Insurance – 8.0%
35,585	Aflac, Inc.	3,904,030
43,275	Arch Capital Group Ltd. (a)	4,153,967
21,419	Marsh & McLennan Cos., Inc.	3,715,126
57,092	W.R. Berkley Corp.	3,784,058
		15,557,181
	IT Services – 1.4%
13,568	Accenture PLC, Class A	2,690,399
	Machinery – 4.1%
18,939	Dover Corp.	3,947,835
10,811	Snap-on, Inc.	3,926,771
		7,874,606
	Oil, Gas & Consumable Fuels – 2.8%
37,333	EOG Resources, Inc.	5,397,232
	Pharmaceuticals – 2.3%
17,885	Johnson & Johnson	4,371,809
	Professional Services – 3.3%
15,014	Automatic Data Processing, Inc.	3,050,544
35,290	Paychex, Inc.	3,250,915
		6,301,459
	Software – 3.4%
14,799	Autodesk, Inc. (a)	3,542,881
8,442	Microsoft Corp.	3,124,975
		6,667,856
	Specialty Retail – 6.1%
10,292	Home Depot (The), Inc.	3,384,936
20,252	Ross Stores, Inc.	4,387,191

First Trust Capital Strength® Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
24,788	TJX (The) Cos., Inc.	$3,958,643
		11,730,770
	Technology Hardware, Storage & Peripherals – 2.0%
15,233	Apple, Inc.	3,865,983
	Total Common Stocks	188,720,869
	(Cost $179,080,606)
MONEY MARKET FUNDS – 2.4%
4,513,415	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (b)	4,513,415
	(Cost $4,513,415)
	Total Investments – 100.1%	193,234,284
	(Cost $183,594,021)
	Net Other Assets and Liabilities – (0.1)%	(128,331)
	Net Assets – 100.0%	$193,105,953

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$188,720,869	$188,720,869	$—	$—
Money Market Funds	4,513,415	4,513,415	—	—
Total Investments	$193,234,284	$193,234,284	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 95.9%
	Aerospace & Defense – 1.8%
2,039	Safran S.A. (EUR) (b)	$667,221
	Banks – 4.4%
4,859	Royal Bank of Canada (CAD)	785,488
8,937	Toronto-Dominion Bank (The) (CAD)	834,659
		1,620,147
	Beverages – 2.3%
14,832	Coca-Cola HBC AG (GBP) (b)	835,475
	Broadline Retail – 3.7%
3,990	Next PLC (GBP) (b)	674,106
113,500	Pan Pacific International Holdings Corp. (JPY) (b)	692,379
		1,366,485
	Capital Markets – 7.6%
12,346	3i Group PLC (GBP) (b)	402,369
2,723	Deutsche Boerse AG (EUR) (b)	797,690
4,839	Euronext N.V. (EUR) (b) (c) (d)	777,056
54,600	Singapore Exchange Ltd. (SGD) (b)	832,930
		2,810,045
	Chemicals – 1.4%
3,199	Sika AG (CHF) (b)	529,493
	Construction & Engineering – 2.0%
11,228	Ferrovial SE (EUR) (b)	730,454
	Consumer Staples Distribution & Retail – 2.1%
16,772	Loblaw Cos. Ltd. (CAD)	764,632
	Diversified Telecommunication Services – 2.3%
217,400	Singapore Telecommunications Ltd. (SGD) (b)	837,082
	Entertainment – 1.3%
25,652	Universal Music Group N.V. (EUR) (b)	497,926
	Financial Services – 1.9%
30,368	Poste Italiane S.p.A. (EUR) (b) (c) (d)	714,825
	Food Products – 1.7%
6,599	Nestle S.A. (CHF) (b)	647,303
	Health Care Equipment & Supplies – 1.6%
2,575	Sonova Holding AG (CHF) (b)	587,135
Shares	Description	Value

	Hotels, Restaurants & Leisure – 4.4%
9,017	Amadeus IT Group S.A. (EUR) (b)	$515,599
16,828	Aristocrat Leisure Ltd. (AUD) (b)	534,883
20,790	Compass Group PLC (GBP) (b)	580,060
		1,630,542
	Household Products – 1.6%
8,911	Reckitt Benckiser Group PLC (GBP) (b)	599,179
	Insurance – 15.6%
1,741	Allianz SE (EUR) (b)	735,257
17,179	Great-West Lifeco, Inc. (CAD)	804,552
2,420	Hannover Rueck SE (EUR) (b)	760,850
1,117	Muenchener Rueckversicherungs- Gesellschaft AG (EUR) (b)	705,431
53,201	Prudential PLC (GBP) (b)	739,660
62,892	Sampo Oyj, Class A (EUR) (b)	672,335
3,857	Swiss Re AG (CHF) (b)	647,888
1,008	Zurich Insurance Group AG (CHF) (b)	712,473
		5,778,446
	IT Services – 3.0%
8,134	CGI, Inc. (CAD)	594,657
21,900	Obic Co., Ltd. (JPY)	531,545
		1,126,202
	Machinery – 5.7%
14,903	Alfa Laval AB (SEK) (b)	815,194
10,814	Kone Oyj, Class B (EUR) (b)	690,374
1,877	Schindler Holding AG (CHF) (b)	618,270
		2,123,838
	Metals & Mining – 5.1%
24,980	BHP Group Ltd. (AUD) (b)	903,839
10,444	Rio Tinto PLC (GBP) (b)	968,929
		1,872,768
	Oil, Gas & Consumable Fuels – 2.9%
8,331	Imperial Oil Ltd. (CAD)	1,091,217
	Personal Care Products – 3.3%
1,550	L’Oreal S.A. (EUR) (b)	632,850
10,598	Unilever PLC (GBP) (b)	581,824
		1,214,674
	Pharmaceuticals – 9.0%
4,200	AstraZeneca PLC (GBP) (b)	821,268
32,458	GSK PLC (GBP) (b)	894,071
5,371	Novartis AG (CHF) (b)	824,419

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals (Continued)
1,973	Roche Holding AG (CHF) (b)	$787,406
		3,327,164
	Professional Services – 3.6%
22,159	Bureau Veritas S.A. (EUR) (b)	663,250
6,396	SGS S.A. (CHF) (b)	674,068
		1,337,318
	Software – 1.4%
46,676	Sage Group (The) PLC (GBP) (b)	523,023
	Specialty Retail – 2.0%
12,684	Industria de Diseno Textil S.A. (EUR) (b)	738,320
	Trading Companies & Distributors – 2.2%
63,600	ITOCHU Corp. (JPY) (b)	809,023
	Transportation Infrastructure – 2.0%
25,480	Aena SME S.A. (EUR) (b) (c) (d)	753,836
	Total Common Stocks	35,533,773
	(Cost $33,141,801)
WARRANTS (a) – 0.0%
	Software – 0.0%
92	Constellation Software, Inc. (CAD) (b) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS – 3.7%
1,378,174	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (h)	1,378,174
	(Cost $1,378,174)
	Total Investments – 99.6%	36,911,947
	(Cost $34,519,975)
	Net Other Assets and Liabilities – 0.4%	132,273
	Net Assets – 100.0%	$37,044,220

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees and in accordance with provisions
of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $30,127,023 or 81.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration.

(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Non-income producing security.
(g)	This security’s value was determined using significant unobservable inputs. (see Valuation Inputs section).
(h)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	30.0%
GBP	20.7
CHF	16.3
CAD	13.2
JPY	5.5
SGD	4.5
AUD	3.9
USD	3.7
SEK	2.2
Total	100.0%

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Country Allocation †	% of Net Assets
Switzerland	18.5%
United Kingdom	18.3
Canada	13.2
Germany	8.1
Japan	5.5
Spain	5.4
Netherlands	5.4
France	5.3
Singapore	4.5
Australia	3.9
United States	3.7
Finland	3.7
Sweden	2.2
Italy	1.9
Total Investments	99.6
Net Other Assets and Liabilities	0.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$1,620,147	$1,620,147	$—	$—
Consumer Staples Distribution & Retail	764,632	764,632	—	—
Insurance	5,778,446	804,552	4,973,894	—
IT Services	1,126,202	1,126,202	—	—
Oil, Gas & Consumable Fuels	1,091,217	1,091,217	—	—
Other Industry Categories*	25,153,129	—	25,153,129	—
Warrants*	— **	—	—	— **
Money Market Funds	1,378,174	1,378,174	—	—
Total Investments	$36,911,947	$6,784,924	$30,127,023	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Growth StrengthTM Portfolio
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.0%
	Aerospace & Defense – 2.1%
1,225	Northrop Grumman Corp.	$835,744
	Beverages – 1.9%
10,452	Monster Beverage Corp. (a)	757,352
	Biotechnology – 6.6%
7,693	Incyte Corp. (a)	724,065
6,171	Neurocrine Biosciences, Inc. (a)	812,968
1,757	United Therapeutics Corp. (a)	1,041,866
		2,578,899
	Building Products – 2.2%
2,098	Trane Technologies PLC	874,321
	Capital Markets – 5.7%
2,987	Cboe Global Markets, Inc.	839,556
11,137	Interactive Brokers Group, Inc., Class A	746,959
1,516	Moody’s Corp.	661,355
		2,247,870
	Commercial Services & Supplies – 1.7%
19,908	Copart, Inc. (a)	660,946
	Communications Equipment – 4.2%
6,293	Arista Networks, Inc. (a)	772,655
3,046	F5, Inc. (a)	881,299
		1,653,954
	Consumer Finance – 1.7%
2,240	American Express Co.	677,555
	Consumer Staples Distribution & Retail – 4.3%
848	Costco Wholesale Corp.	844,973
6,826	Walmart, Inc.	848,335
		1,693,308
	Electronic Equipment, Instruments & Components – 1.7%
5,292	Amphenol Corp., Class A	668,644
	Energy Equipment & Services – 4.8%
15,788	Baker Hughes Co.	963,857
17,484	SLB Ltd.	898,503
		1,862,360
	Entertainment – 2.3%
9,285	Netflix, Inc. (a)	892,753
	Financial Services – 1.9%
1,514	Mastercard, Inc., Class A	756,485
Shares	Description	Value

	Ground Transportation – 1.8%
9,629	Uber Technologies, Inc. (a)	$692,614
	Health Care Equipment & Supplies – 3.7%
11,749	Dexcom, Inc. (a)	737,837
3,172	ResMed, Inc.	712,051
		1,449,888
	Health Care Providers & Services – 1.8%
2,302	Cencora, Inc.	723,150
	Hotels, Restaurants & Leisure – 3.7%
6,253	Airbnb, Inc., Class A (a)	789,629
20,446	Chipotle Mexican Grill, Inc. (a)	654,476
		1,444,105
	Household Durables – 4.2%
3,858	Garmin Ltd.	895,095
6,274	PulteGroup, Inc.	737,885
		1,632,980
	Insurance – 4.2%
9,013	Arch Capital Group Ltd. (a)	865,158
4,479	Marsh & McLennan Cos., Inc.	776,882
		1,642,040
	Interactive Media & Services – 3.4%
1,317	Meta Platforms, Inc., Class A	753,495
31,534	Pinterest, Inc., Class A (a)	578,334
		1,331,829
	Machinery – 1.9%
1,411	Cummins, Inc.	759,146
	Media – 1.3%
23,028	Trade Desk (The), Inc., Class A (a)	522,505
	Metals & Mining – 2.0%
7,159	Newmont Corp.	774,962
	Pharmaceuticals – 1.9%
787	Eli Lilly & Co.	723,859
	Semiconductors & Semiconductor Equipment – 7.9%
2,323	Broadcom, Inc.	718,992
2,252	Micron Technology, Inc.	760,815
791	Monolithic Power Systems, Inc.	864,840
4,387	NVIDIA Corp.	765,093
		3,109,740
	Software – 12.6%
1,437	AppLovin Corp., Class A (a)	571,926

First Trust Growth StrengthTM Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
2,574	Cadence Design Systems, Inc. (a)	$715,238
20,487	Dynatrace, Inc. (a)	757,609
10,839	Fortinet, Inc. (a)	885,763
1,498	Intuit, Inc.	647,705
4,779	Palantir Technologies, Inc. (a)	699,072
6,418	ServiceNow, Inc. (a)	671,002
		4,948,315
	Specialty Retail – 4.5%
4,247	Ross Stores, Inc.	920,028
5,192	TJX (The) Cos., Inc.	829,162
		1,749,190
	Textiles, Apparel & Luxury Goods – 2.0%
2,250	Ralph Lauren Corp.	773,977
	Total Common Stocks	38,438,491
	(Cost $38,981,669)
MONEY MARKET FUNDS – 2.1%
809,598	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (b)	809,598
	(Cost $809,598)
	Total Investments – 100.1%	39,248,089
	(Cost $39,791,267)
	Net Other Assets and Liabilities – (0.1)%	(35,959)
	Net Assets – 100.0%	$39,212,130

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$38,438,491	$38,438,491	$—	$—
Money Market Funds	809,598	809,598	—	—
Total Investments	$39,248,089	$39,248,089	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 97.4%
	Aerospace & Defense – 6.0%
939	General Dynamics Corp. (a)	$322,284
592	Lockheed Martin Corp.	357,799
517	Northrop Grumman Corp. (a)	352,718
		1,032,801
	Beverages – 6.2%
4,895	Coca-Cola (The) Co. (a)	372,265
4,411	Monster Beverage Corp. (a) (b)	319,621
2,357	PepsiCo, Inc. (a)	366,018
		1,057,904
	Biotechnology – 4.3%
1,609	AbbVie, Inc.	349,941
2,761	Gilead Sciences, Inc.	384,801
		734,742
	Building Products – 2.1%
885	Trane Technologies PLC	368,815
	Capital Markets – 10.7%
677	Ameriprise Financial, Inc.	300,859
1,261	Cboe Global Markets, Inc.	354,429
3,321	Charles Schwab (The) Corp.	312,108
640	Moody’s Corp.	279,200
2,007	Raymond James Financial, Inc.	290,593
3,238	T. Rowe Price Group, Inc.	291,873
		1,829,062
	Chemicals – 6.2%
1,245	Ecolab, Inc. (a)	331,195
786	Linde PLC (a)	389,667
3,129	PPG Industries, Inc.	334,428
		1,055,290
	Commercial Services & Supplies – 3.4%
8,402	Copart, Inc. (a) (b)	278,946
3,359	Veralto Corp. (a)	297,003
		575,949
	Communications Equipment – 2.1%
4,586	Cisco Systems, Inc. (a)	355,828
	Consumer Staples Distribution & Retail – 4.2%
358	Costco Wholesale Corp. (a)	356,722
2,881	Walmart, Inc.	358,051
		714,773
	Financial Services – 3.7%
639	Mastercard, Inc., Class A (a)	319,283
1,050	Visa, Inc., Class A (a)	317,352
		636,635
	Food Products – 2.1%
1,744	Hershey (The) Co.	362,560
	Health Care Equipment & Supplies – 3.5%
2,832	Abbott Laboratories (a)	290,761

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
1,339	ResMed, Inc.	$300,579
		591,340
	Health Care Providers & Services – 1.8%
972	Cencora, Inc. (a)	305,344
	Household Durables – 1.8%
46	NVR, Inc. (b)	303,132
	Household Products – 4.0%
4,080	Colgate-Palmolive Co. (a)	347,738
2,386	Procter & Gamble (The) Co. (a)	344,634
		692,372
	Industrial Conglomerates – 2.1%
1,572	Honeywell International, Inc. (a)	355,319
	Insurance – 8.0%
3,149	Aflac, Inc.	345,477
3,804	Arch Capital Group Ltd. (b)	365,146
1,891	Marsh & McLennan Cos., Inc. (a)	327,994
5,080	W.R. Berkley Corp. (a)	336,702
		1,375,319
	IT Services – 1.4%
1,205	Accenture PLC, Class A	238,939
	Machinery – 4.1%
1,669	Dover Corp.	347,903
954	Snap-on, Inc. (a)	346,512
		694,415
	Oil, Gas & Consumable Fuels – 2.8%
3,274	EOG Resources, Inc.	473,322
	Pharmaceuticals – 2.2%
1,577	Johnson & Johnson (a)	385,482
	Professional Services – 3.2%
1,324	Automatic Data Processing, Inc. (a)	269,011
3,102	Paychex, Inc. (a)	285,756
		554,767
	Software – 3.4%
1,298	Autodesk, Inc. (b)	310,741
750	Microsoft Corp. (a)	277,628
		588,369
	Specialty Retail – 6.1%
907	Home Depot (The), Inc. (a)	298,303
1,793	Ross Stores, Inc. (a)	388,417
2,191	TJX (The) Cos., Inc. (a)	349,903
		1,036,623
	Technology Hardware, Storage & Peripherals – 2.0%
1,349	Apple, Inc.	342,363
	Total Common Stocks	16,661,465
	(Cost $16,566,128)

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.5%
82,528	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (c)	$82,528
	(Cost $82,528)
	Total Investments – 97.9%	16,743,993
	(Cost $16,648,656)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS – 2.2%
	Put Options Purchased – 2.2%
22	S&P 500® Index	$14,362,744	$6,600.00	04/17/26	336,842
29	S&P 500® Mini Index	1,893,265	660.00	04/17/26	42,137
	Total Purchased Options				378,979
	(Cost $245,236)
WRITTEN OPTIONS – (0.1)%
	Call Options Written – (0.0)%
(22)	S&P 500® Index	(14,362,744)	7,230.00	04/17/26	(1,210)
(29)	S&P 500® Mini Index	(1,893,265)	720.00	04/17/26	(145)
	Total Call Options Written				(1,355)
	(Premiums received $183,788)
	Put Options Written – (0.1)%
(22)	S&P 500® Index	(14,362,744)	5,550.00	04/17/26	(15,400)
(29)	S&P 500® Mini Index	(1,893,265)	555.00	04/17/26	(1,943)
	Total Put Options Written				(17,343)
	(Premiums received $51,909)
	Total Written Options				(18,698)
	(Premiums received $235,697)

Net Other Assets and Liabilities – (0.0)%	(8,078)
Net Assets – 100.0%	$17,096,196

(a)	All or a portion of this security is segregated as collateral for the options written. At March 31, 2026, the segregated value of these securities amounts to $2,224,920.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2026.

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$16,661,465	$16,661,465	$—	$—
Money Market Funds	82,528	82,528	—	—
Total Investments	16,743,993	16,743,993	—	—
Purchased Options	378,979	378,979	—	—
Total	$17,122,972	$17,122,972	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,698)	$(16,755)	$(1,943)	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Variable Insurance Trust
March 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
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Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
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Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimer
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio and the First Trust Multi Income Allocation Portfolio are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH

Additional Information (Continued)
First Trust Variable Insurance Trust
March 31, 2026 (Unaudited)
RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Licensor’s only relationship to First Trust is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the “Index”) which is determined, composed and calculated by Licensor, or its agent, without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of The Capital Strength™ Index, The International Capital Strength™ Index and/or The Growth Strength™ Index (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength® Portfolio, the First Trust International Developed Capital Strength® Portfolio, the First Trust Growth StrengthTM Portfolio, and the First Trust Capital Strength® Hedged Equity Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED,

Additional Information (Continued)
First Trust Variable Insurance Trust
March 31, 2026 (Unaudited)
AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.